Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

On February 9, 2021, the Sponsor purchased 5,750,000 shares (the “Founder Shares”) of the Company’s Class B Ordinary shares, par value $0.0001 (“Class B Ordinary shares”) for an aggregate price of $25,000. The Founder Shares will automatically convert into Class A Ordinary shares at the time of the Company’s Business Combination and are subject to certain transfer restrictions, as described in Note 7. Holders of Founder Shares may also elect to convert their Class B Ordinary shares into an equal number of Class A Ordinary shares, subject to adjustment, at any time. The Sponsor agreed to forfeit up to 750,000 Founder Shares to the extent that the 45-day over-allotment option was not exercised in full by the underwriters. Since the over-allotment option was not exercised, the Sponsor forfeited 750,000 Founder Shares on September 2, 2021.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earliest of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Due to Affiliates

As of March 31, 2023 and December 31, 2022, the Company owed the Sponsor $377,693 and $347,693, respectively towards deferred offering and other formation costs incurred as well as administration support services. This amount will be repaid as soon as practical from the operating account.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. As of March 31, 2023, and December 31, 2022, the Company had no outstanding borrowings under the Working Capital Loans.

Note Payable – Related Party

On October 12, 2022, the company accepted from the sponsor an unsecured debt of $1,000,000 for an extension payment. Further, in 2023, the Sponsor (or one or more of its affiliates or third-party designees) (the “Sponsor”) made monthly payments of $150,000 for the three months towards extension payment. As of March 31, 2023, the amount outstanding under the Note is $1,450,000 and the amount outstanding as of December 31, 2022 was $1,000,000.

Loan from Sponsor

On January 20, 2023, the Sponsor made a loan of $150,000 for the operations of the company which is deposited in the bank account. The amount is outstanding as of March 31, 2023.

Administrative Services Fee

The Company entered into an agreement whereby, commencing on July 20, 2021, the Company will pay the Sponsor $10,000 per month for office space, administrative and support services. For the three months ended March 31, 2023 the Company incurred $30,000 in fees for these services. As of March 31, 2023 and December 31, 2022 a total of $200,000 and $170,000, respectively of administrative support services were included in the Due to affiliates balance in the accompanying balance sheets.

Advisory fees

On January 4, 2022, the Company entered into an agreement with Sett & Lucas limited (“S&L”) for certain financial advisory and investment banking services in relation to the Business Combination with a potential target. Pursuant to this agreement, the Company agreed to pay S&L a success fee earned upon successful completion of the Business Combination equal to 2% of the pre-money enterprise valuation of the potential target acquired. The company also agreed to reimburse S&L for out-of-pocket expenses. Prabhu Antony, the Chief Financial Officer of the Company, is also an Executive Director of S&L.

As of March 31, 2023, S&L has been providing services for Buy-side search and due diligence, but the payment is not due unless the transaction is consummated.

Note 5 — Related Party Transactions

Founder Shares

On February 9, 2021, the Sponsor purchased 5,750,000 shares (the “Founder Shares”) of the Company’s Class B Ordinary shares, par value $0.0001 (“Class B Ordinary shares”) for an aggregate price of $25,000. The Founder Shares will automatically convert into Class A Ordinary shares at the time of the Company’s Business Combination and are subject to certain transfer restrictions, as described in Note 7. Holders of Founder Shares may also elect to convert their Class B Ordinary shares into an equal number of Class A Ordinary shares, subject to adjustment, at any time. The Sponsor agreed to forfeit up to 750,000 Founder Shares to the extent that the 45-day over-allotment option was not exercised in full by the underwriters. Since the over-allotment option was not exercised, the Sponsor forfeited 750,000 Founder Shares on September 2, 2021.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earliest of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Due to Affiliates

As of December 31, 2022 and December 31, 2021, the Company owed the Sponsor $347,693 and $227,693, respectively towards deferred offering and other formation costs incurred as well as administration support services. This amount will be repaid as soon as practical from the operating account.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. As of December 31, 2022, and December 31, 2021, the Company had no outstanding borrowings under the Working Capital Loans.

Note Payable – Related Party

On October 12, 2022, the company accepted from the sponsor an unsecured debt of $1,000,000 for an extension payment. The amount is outstanding as of December 31, 2022.

Administrative Services Fee

The Company entered into an agreement whereby, commencing on July 20, 2021, the Company will pay the Sponsor $10,000 per month for office space, administrative and support services. For the year ended December 31, 2022 the Company incurred $120,000 in fees for these services. As of December 31, 2022 and December 31, 2021 a total of $170,000 and $50,000, respectively of administrative support services were included in the Due to affiliates balance in the accompanying balance sheets.

Advisory fees

On January 4, 2022, the Company entered into an agreement with Sett & Lucas limited (“S&L”) for certain financial advisory and investment banking services in relation to the Business Combination with a potential target. Pursuant to this agreement, the Company agreed to pay S&L a success fee earned upon successful completion of the Business Combination equal to 2% of the pre-money enterprise valuation of the potential target acquired. The company also agreed to reimburse S&L for out-of-pocket expenses. Prabhu Antony, the Chief Financial Officer of the Company, is also an Executive Director of S&L.

As of December 31, 2022, S&L has been providing services for Buy-side search and due diligence, but the payment is not due unless the transaction is consummated.